Shareholders' equity	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Shareholders' equity
28	Shareholders’ equity
28.1 Capital
The authorized capital is divided into 1,000,000,000 common shares. The Company’s subscribed and paid up capital as of December 31, 2021 was US$ 1,551.6 and was comprised of 740,465,044 common shares, without par value, of which 5,832,238 shares were held in treasury.
The capital is comprised entirely of common shares. As per Article 14 of the Company’s bylaws, each common share generally empowered with one vote at general shareholders’ meeting, considering that no shareholder or group of shareholders, may exercise votes representing more than 5% of the quantity of shares into which our capital stock is divided. Votes that exceed this 5% threshold will not be considered.
28.2 Brazilian Federal Government Golden Share
The Federal Government holds one
golden share
with the same voting rights as other holders of common shares, but which grants it certain additional rights as established in article 9 of the Embraer’s bylaws.
28.3 Treasury Shares
Common shares acquired with resources from the investments and working capital reserve. This operation occurred in accordance with rules approved by the Statutory Board of Directors in a meeting held on December 7, 2007 and corresponds to 5,832,238 common shares and US$ 28.2 as of December 31, 2021. These shares lose voting and economic rights during the period in which they are held in Treasury. The movement is shown below:

	USD	Quantity	Share value (USD)	Net income of uses
At the beginning of the year	25.7	4,291,938	6.0	—
Repurchase of shares in the period	2.5	1,540,300	1.6	—

At December 31, 2021	28.2	5,832,238	4.8	—

As of December 31, 2021, the market value of the shares held in Treasury was US$ 25.9 (December 31, 2020 - US$ 7.3).
28.4 Investment subsidy reserve (Government grants)
This reserve was formed as allowed by article
195-A
of Brazilian Corporate Law (as amended by Law 11.638, of 2007) and corresponds to the appropriation of the portion of retained earnings derived from government grants received by the Company, which cannot be distributed to shareholders in the form of dividends. It is recognized in the consolidated statements of income in the same expense line to which the subsidy refers. These subsidies are not included in the calculation of the minimum mandatory dividends.
28.5 Legal reserve
The legal reserve is a revenue reserve recorded annually as an appropriation of 5% of the net income for the year as defined under the Brazilian Corporate Law. The reserve may not exceed 20% of capital, or 30% of capital and capital reserves.
28.6 Investment and working capital reserve
The purpose of this revenue reserve is to shield funds which might otherwise be subject to distribution and are earmarked for: (i) investments in property, plant and equipment, without detriment to retained earnings, pursuant to art. 196 of Law 6.404/76; (ii) the Company’s working capital (iii) redeem, reimburse or purchase shares of the Company and (iv) be distributed to the shareholders.
The previously mentioned statutory reserves are generated of earnings retained from past fiscal years.

Since Embraer is established and domiciled in Brazil, the components of shareholders’ equity are required under the Brazilian Corporate Law to be measured accounted and maintained in historical Brazilian Real, including amounts to be distributed to shareholders (dividends and interest on own capital). Such a requirement is different from the Company’s original accounting records in its functional currency, which is prepared and maintained in historical U.S. dollars (as described in Note 2.2.1). Net earnings or losses incurred by the Company at the end of each fiscal year in US Dollars are translated to Brazilian Real for Corporate Law accounting purposes at average exchange rate observed on that period end, and then distributed, retained or absorbed by the statutory reserves. Embraer files audited consolidated financial statements in Brazil (translated to Brazilian Real based on requirements of IAS 21), which discloses the components of shareholders’ equity accounted as required by the Brazilian Corporate Law.
As of January 1
st
, 2020, the Company had retained earnings recorded in the statutory reserves in the historical amount of US$ 2,110.0, out of which US$ 1,856.7 would be available for distribution under the Company’s by-laws.
These components in historical Brazilian Real as of January 1 st
, 2020 were R$ 2,595.4 million and R$ 2,058.2 million, respectively. Mainly as a result of losses incurred in 2020 of US$ 731.9, the statutory reserves reduced to US$ 1,377.8, out of which US$ 1,124.4 would be available for distribution, however in Brazilian Real the reserves were fully absorbed due to the translation of losses incurred at average exchange rate observed in 2020, which cause the losses translated to Brazilian Real of R$ 3,616.0 million to be higher than the previously accumulated statutory reserves. Therefore, the Company presented retained losses of R$ 1,021.0 million as of December 31, 2020 under the Brazilian Corporate Law requirements, which restricts the Company to distribute earnings to shareholders while the accumulated retained losses are not consumed by future net earnings. In 2021, the losses incurred of US$ 44.7 reduced again the retained earnings in historical U.S. dollars to US$ 1,301.5, out of which US$ 1,048.1 would be available for distribution in case no restriction exist, but such losses in the amount of R$ 274.8 million as translated to Brazilian Real further increased the retained losses translated to Brazilian Real to R$ 1,423.0 million.
28.7 Other comprehensive income
Consists of the following adjustments:

•
Cumulative translation adjustment: foreign exchange gains/losses resulting from translation of the foreign subsidiaries’ financial statements measured in other functional currencies to the Company’s functional currency (dollar); and

•
Other comprehensive income: unrealized actuarial gains (losses) resulting from the healthcare plans sponsored by the Company, changes in fair value of financial instruments measured at FVOCI and changes in the fair value of the cash flows hedges structures (Note 8).